Stock-based compensation - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (shares)	0	0	0
Outstanding (in shares)	0	407,905
Total intrinsic value of options exercised	$ 15	$ 48	$ 21
Proceeds from the exercise of stock options	9	50	46
Excess tax benefit realized for tax deductions from options exercised	3	8	2
Restricted Stock and Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation cost	293	260	188
Tax benefit recognized from awards	$ 69	$ 62	$ 45
Restricted Stock and Restricted Stock Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, vesting period	0 years
Restricted Stock and Restricted Stock Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, vesting period	4 years
Performance Units | Executive Committee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, vesting period		3 years	3 years
Shares granted (shares)	513,101	648,973	402,486
Return on tangible common shareholders' equity	70.00%
Total shareholder return	30.00%
Measurement period	3 years
Threshold percent of award	150.00%
Restricted Stock, RSUs and PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost related to nonvested awards	$ 326
Unrecognized compensation cost expected to be recognized for nonvested award over a weighted-average period	2 years 4 months 24 days
Total fair value of stock-based compensation that vested during the period	$ 264	$ 240	$ 263
Tax benefit from awards vested during period	$ 16	(8)	(4)
Subsidiary Long Term Incentive Plans | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, required service period	3 years
Subsidiary Long Term Incentive Plans | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, required service period	5 years
Long-Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, authorized shares (shares)	17,569,917
Long-Term Incentive Plan, Portion for the Vesting of Retirement Eligible Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation cost	$ 72	$ 64	$ 43